Equity - Schedule of Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2025 shares
Schedule of Outstanding Warrants [Line Items]
Exercise Price	40,172
Exercisable	1,793
March 2021 Series A Warrants [Member]
Schedule of Outstanding Warrants [Line Items]
Warrant Term	Mar. 01, 2026
Exercise Price	34,743
Exercisable	233
March 2021 Series B Warrants [Member]
Schedule of Outstanding Warrants [Line Items]
Warrant Term	Mar. 01, 2026
Exercise Price	52,088
Exercisable	117
May 2022 Warrants [Member]
Schedule of Outstanding Warrants [Line Items]
Warrant Term	May 27, 2027
Exercise Price	12,924
Exercisable	1,443